Long-term Debt - Additional Information (Detail) - EUR (€)					12 Months Ended
	Nov. 30, 2016	Jul. 07, 2016	Sep. 19, 2013	Jun. 13, 2007	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2013
Debt Instrument [Line Items]
Document Period End Date					Dec. 31, 2016
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Carrying amount					€ 243,292,000	€ 254,339,000
Principal amount				€ 600,000,000
Interest rate on principal amount				5.75%
Redemption price of notes					100.00%
Due date of redemption Eurobond					Jun. 13, 2017
Repurchased of long term debt							€ 361,800,000
Repurchased of long term debt including accrued interest							€ 423,000,000
Debt Instrument, Issuance Date				Jun. 13, 2007
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Carrying amount					€ 842,284,000	828,876,000
Principal amount			€ 750,000,000
Interest rate on principal amount			3.375%
Redemption price of notes					100.00%
Due date of redemption Eurobond					Sep. 19, 2023
Debt Instrument, Issuance Date			Sep. 19, 2013
1.375 Percent Senior Notes Due 2026 [Member] [Domain]
Debt Instrument [Line Items]
Carrying amount					€ 956,326,000	0
Principal amount		€ 1,000,000,000
Interest rate on principal amount		1.375%
Redemption price of notes					100.00%
Due date of redemption Eurobond					Jul. 07, 2026
Debt Instrument, Issuance Date		Jul. 07, 2016
One Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Seven [Member] [Domain] [Domain]
Debt Instrument [Line Items]
Carrying amount					€ 746,239,000	0
Principal amount	€ 750,000,000
Interest rate on principal amount	1.625%
Redemption price of notes					100.00%
Due date of redemption Eurobond					May 28, 2027
Debt Instrument, Issuance Date	Nov. 30, 2016
0.625 Percent Senior Notes Due 2022 [Member] [Domain]
Debt Instrument [Line Items]
Carrying amount					€ 489,497,000	€ 0
Principal amount		€ 500,000,000
Interest rate on principal amount		0.625%
Redemption price of notes					100.00%
Due date of redemption Eurobond					Jul. 07, 2022
Debt Instrument, Issuance Date		Jul. 07, 2016